Liabilities with financial and similar institutions	12 Months Ended
Dec. 31, 2022
Liabilities with financial and similar institutions
Liabilities with financial and similar institutions	Liabilities with financial institutions

	12/31/2022	12/31/2021
Payables with credit card network	5,228,314	3,876,964
Securities sold under agreements to repurchase	1,902,873	973,533
Interbank deposits	732,528	139,477
Others	43,182	351,490
Total	7,906,897	5,341,464